Provision for Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Provision for Income Taxes [Abstract]
Effective tax rate	0.00%	0.00%	1.00%	0.00%
Current tax expense (in Dollars)			$ 0